Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012		Dec. 31, 2011
Property, Plant and Equipment
Gross Property, Plant and Equipment	$ 353,866		$ 281,249
Less: Accumulated depreciation	93,973		85,102
Net Property, Plant and Equipment	259,893	[1]	196,147
Crude Oil Gathering
Property, Plant and Equipment
Gross Property, Plant and Equipment	108,884		97,249
Terminalling, Transportation and Storage
Property, Plant and Equipment
Gross Property, Plant and Equipment	$ 244,982		$ 184,000

[1]	Includes the historical balances of the Anacortes rail unloading facility. See Notes A and B for further discussion.